                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-4253
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                              MFS SERIES TRUST XV*
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                      Date of fiscal year end: December 31
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            Date of reporting period: July 1, 2006 - June 30, 2007**
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*   Formerly known as the MFS Government Limited Maturity Fund.

** The reporting period for the MFS Government Limited Maturity Fund is July 1, 2006 -- November 20, 2006 as this fund was reorganized into the MFS Limited Maturity Fund, a series of MFS Series Trust IX, as of November 20, 2006.

ITEM 1. PROXY VOTING RECORD.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04253
Reporting Period: 07/01/2006 - 06/30/2007
MFS Government Limited Maturity Fund

===================== MFS GOVERNMENT LIMITED MATURITY FUND =====================
NO VOTING RECORDS FOR THIS REPORTING PERIOD

========== END NPX REPORT

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS Series Trust XV


By (Signature and Title)  MARIA F. DWYER*
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                          Maria F. Dwyer, Principal Executive Officer

Date: August 29, 2007


*By (Signature and Title) /s/ Susan S. Newton
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                          Susan S. Newton, as attorney-in-fact

* Executed by Susan S. Newton on behalf of Maria F. Dwyer pursuant to a Power of Attorney dated July 18, 2007. (1)

(1) Incorporated by reference to MFS Series Trust XV (File Nos. 2-96738 and 811-4253) Post-Effective Amendment No. 28 filed with the SEC via EDGAR on August 24, 2007 and to MFS Series Trust XIV (File No. 811-22033) Post-Effective Amendment No. 1 to be filed with the SEC via EDGAR on or about August 30, 2007.